Leased Assets - Schedule of Undiscounted Future Minimum Lease Payments (Details) - USD ($) $ in Millions	Dec. 31, 2021	Jul. 01, 2021
Leases [Abstract]
2022	$ 10.8
2023	9.4
2024	8.1
2025	6.4
2026	5.0
2027 and thereafter	18.5
Total undiscounted future minimum lease payments	58.2
Less: Imputed interest	(8.3)
Total operating lease liabilities:	$ 49.9	$ 52.1